TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TRADE RECEIVABLES
Trade receivables, net	$ 41,834	$ 39,220	$ 37,697	$ 11,658
Warranty and other trade receivables	4,311	4,742	4,180	3,396
Outstanding balance of warranty reserve	2,900	2,700	2,784	2,777	$ 6,908	$ 6,756
Kiosk Sales & Services Reporting Units
TRADE RECEIVABLES
Trade receivables, net	4,723	4,301	5,247	$ 8,262
Gaming
TRADE RECEIVABLES
Trade receivables, net	$ 32,800	$ 30,177	$ 28,270